Note 7 - Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance	$ 30,689
Balance	53,164	$ 30,689
Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	30,689
Balance	31,597	30,689
Leasehold improvements [member]
Statement Line Items [Line Items]
Balance
Balance	21,567
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	89,787	80,713
Additions	41,019	9,923
Effect of foreign exchange	249	(849)
Balance	131,055	89,787
Gross carrying amount [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	89,787	80,713
Additions	7,839	9,923
Effect of foreign exchange	249	(849)
Balance	97,875	89,787
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Balance
Additions	33,180
Effect of foreign exchange
Balance	33,180
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	59,098	53,225
Effect of foreign exchange	424	(771)
Charge for the year	18,369	6,644
Balance	77,891	59,098
Accumulated depreciation, amortisation and impairment [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	59,098	53,225
Effect of foreign exchange	424	(771)
Charge for the year	6,756	6,644
Balance	66,278	59,098
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Balance
Effect of foreign exchange
Charge for the year	11,613
Balance	$ 11,613